Cover	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original 8-K”) of Quantum Computing Inc. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) on June 23, 2026, which reported, among other things, the completion of the acquisition of all of the issued and outstanding shares of common stock of NHanced Semiconductors, Inc. (“NHanced”), a Delaware corporation, pursuant to a Stock Purchase Agreement, dated June 22, 2026, among the Company, NHanced, the Gretchen Louise Trinklein Patti Revocable Trust, the Robert Steve Patti Revocable Trust, and the Robert Steve Patti Irrevocable Trust (collectively, the “Sellers”), Gretchen Trinklein Patti and Robert Patti (in their individual capacities, the “Beneficial Owners”), and Robert Patti, as Seller Representative (the “Acquisition”).
Document Period End Date	Jun. 22, 2026
Entity File Number	001-40615
Entity Registrant Name	QUANTUM COMPUTING INC.
Entity Central Index Key	0001758009
Entity Tax Identification Number	82-4533053
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Marine View Plaza
Entity Address, Address Line Two	Suite 214
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	703
Local Phone Number	436-2161
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	QUBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false